SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Year-end RMB: US$ exchange rate			6.9701		6.8785	6.5342
Average yearly RMB: US$ exchange rate			6.8870	6.8870	6.6200	6.7518
Research and development costs			$ 4,414,219		$ 3,345,097	$ 4,269,512
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested			$ 78,484,535
VAT rate			13.00%	13.00%
Accumulated statutory reserves			$ 1,278,197		1,092,559	549,232
DPS compensation maximum				$ 500,000
Accounts receivable, allowance for doubtful accounts			1,253,571		939,535
Advance to suppliers			74,391,886		69,986,656
Advance to suppliers, aging within 60 days			46,194,726
Advance to suppliers, aging within 60-180 days			19,009,416
Advance to suppliers, aging within 180 days - 1 year			9,091,223
Advance to suppliers, aging over 1 year			96,521
Customer deposits			3,131,916		283,869
Inventory Adjustments			$ 119,775		$ 121,370
General Reserve Contribution Limit On Capital			General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital.	General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital.	General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital.
Cash and cash equivalents			$ 2,576,677		$ 3,444,421
Restricted cash			6,025,718		4,070,655
Cash, cash equivalents and restricted cash			8,602,395		7,515,076	8,143,153	$ 6,920,873
Customer deposits - related parties			3,358,897		4,800,384
Asset Impairment Charges			$ 0		$ 0	$ 0
Lease term			50 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
VAT rate		16.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
VAT rate	13.00%
Plant, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Plant, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			20 years	20 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			20 years	20 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			10 years	10 years